Filed Pursuant to Rule 497(e)

1933 Act File No. 033-96634

1940 Act File No. 811-09094

Leuthold Funds, Inc.

October 3, 2011

Supplement to the Prospectus

dated January 31, 2011

Change in Portfolio Manager

Effective as of the date of this Supplement, Steven C. Leuthold is stepping down as a portfolio manager of the Leuthold Funds and as the Chief Investment Officer of the Leuthold Funds’ investment adviser, Leuthold Weeden Capital Management. Douglas R. Ramsey has assumed the role of Chief Investment Officer for Leuthold Weeden Capital Management. All references in the Prospectus to Mr. Leuthold as a portfolio manager of the Leuthold Funds and as Chief Investment Officer of Leuthold Weeden Capital Management are hereby deleted from the Prospectus. Specifically, the Sections of the Prospectus identified below are deleted and replaced as follows:

1. The first paragraph under the Section titled “Portfolio Managers” for the Leuthold Core Investment Fund, on page 5, shall read in its entirety as follows:

“Portfolio Managers

Andrew J. Engel, CFA, Douglas R. Ramsey, CFA, and Matthew B. Paschke, CFA, are the portfolio managers of the Fund. Mr. Engel is a portfolio manager and a member of the Adviser and has been a senior analyst of the Leuthold Group since 1986. Mr. Ramsey is the chief investment officer and a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2000.”

2. The first paragraph under the Section titled “Portfolio Managers” for the Leuthold Asset Allocation Fund, on page 10, shall read in its entirety as follows:

“Portfolio Managers

Matthew B. Paschke, CFA, Andrew J. Engel, CFA, and Douglas R. Ramsey, CFA, are the portfolio managers of the Fund. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2000. Mr. Engel is a portfolio manager and a member of the Adviser and has been a senior analyst of the Leuthold Group since 1986. Mr. Ramsey is the chief investment officer and a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005.”

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3. The first paragraph under the Section titled “Portfolio Managers” for the Leuthold Global Fund, on page 15, shall read in its entirety as follows:

“Portfolio Managers

Matthew B. Paschke, CFA, Douglas R. Ramsey, CFA, and Chun Wang, CFA, are the portfolio managers of the Fund. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2000. Mr. Ramsey is the chief investment officer and a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005. Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009.”

4. The first paragraph under the Section titled “Portfolio Managers” for the Leuthold Select Industries Fund, on page 18, shall read in its entirety as follows:

“Portfolio Managers

James E. Floyd, CFA, Chun Wang, CFA, and Matthew B. Paschke, CFA are the portfolio managers of the Fund. Mr. Floyd is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since November 1981. Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2000.”

5. The first paragraph under the Section titled “Portfolio Managers” for the Leuthold Global Clean Technology Fund, on page 26, shall read in its entirety as follows:

“Portfolio Manager

David H. Kurzman is the portfolio manager of the Fund. Mr. Kurzman is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009.”

6. Under the Section “Management of the Funds – Leuthold Weeden Capital Management manages each Fund’s investments,” on pages 44 and 45, (a) Mr. Leuthold’s biographical information is deleted; (b) Mr. Ramsey’s biographical information is revised to read in its entirety as set forth below; and (c) the table identifying the portfolio managers is revised to read in its entirety as set forth below:

“Mr. Ramsey is the chief investment officer and a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005. Prior to joining the Leuthold Group, Mr. Ramsey served as the Chief Investment Officer for Treis Capital Management from 2004 to 2005. Mr. Ramsey served as a portfolio manager for Principal Global Investors from 1997 through 2003.”

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“The following table identifies the portfolio managers for each of the Funds. The portfolio managers are equally responsible for the day-to-day management of the Funds that they manage.

Fund	PMs
Leuthold Core Investment Fund	Andrew J. Engel, CFA Douglas R. Ramsey, CFA Matthew B. Paschke, CFA
Leuthold Asset Allocation Fund	Matthew B. Paschke, CFA Andrew J. Engel, CFA Douglas R. Ramsey, CFA
Leuthold Global Fund	Matthew B. Paschke, CFA Douglas R. Ramsey, CFA Chun Wang, CFA
Leuthold Select Industries Fund	James E. Floyd, CFA Chun Wang, CFA Matthew B. Paschke, CFA
Leuthold Global Industries Fund	Matthew B. Paschke, CFA Greg M. Swenson, CFA
Leuthold Global Clean Technology Fund	David H. Kurzman
Leuthold Hedged Equity Fund	Matthew B. Paschke, CFA James E. Floyd, CFA Greg M. Swenson, CFA
Grizzly Short Fund	Matthew B. Paschke, CFA Greg M. Swenson, CFA

* * *

The date of this Supplement is October 3, 2011.

Please retain this Supplement for future reference.

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